SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income for the year	$ 35,330	¥ 252,758	¥ 248,903	¥ 191,809
Share-based compensation	7,221	51,664	29,061
Investment income	(1,031)	(7,373)	(19,226)	(13,406)
Finance costs	2,668	19,089
Other receivables, deposits and other assets	(1,469)	(10,516)	(13,948)	(1,180)
Accrued expenses and other current liabilities	14,601	104,458	50,920	69,105
Net cash provided by operating activities	120,905	864,988	554,216	464,919
Cash flows from investing activities
Purchase of long-term investments	(1,875)	(13,416)	(190,920)
Net cash used in investing activities	(315,336)	(2,256,009)	(472,460)	(55,725)
Cash flows from financing activities
Proceeds from initial public offering				1,147,886
Proceeds from follow-on offering			1,151,702
Repurchase of ordinary shares	(58,307)	(417,149)	(108,938)
Proceeds from issuance of the Bond	289,219	2,069,160
Issuance cost of the Bond offering	(4,609)	(32,971)
Proceeds on exercise of stock options	120	858
Net cash provided by financing activities	206,803	1,479,533	1,092,604	1,161,511
Net increase in cash and cash equivalents, and restricted cash	12,372	88,512	1,174,360	1,570,705
Cash and cash equivalents and restricted cash at beginning of the year	442,263	3,164,081	1,896,662	362,451
Effect of exchange rate changes on cash and cash equivalents	1,736	12,421	93,059	(36,494)
Cash and cash equivalents and restricted cash at end of the year	456,371	3,265,014	3,164,081	1,896,662
Reportable Legal Entities | Bright Scholar Education Holdings Limited
Cash flows from operating activities
Net income for the year	33,700	241,099	246,969	172,050
Share-based compensation	7,221	51,664	29,061
Investment income	(1,031)	(7,373)
Finance costs	2,643	18,908
Equity in earnings of subsidiaries and VIEs	(46,575)	(333,211)	(258,932)	(176,563)
Other receivables, deposits and other assets	(8,440)	(60,380)	(2,131)	(399)
Accrued expenses and other current liabilities	(539)	(3,857)	903
Amounts due to subsidiaries and VIE	2	11
Other non-current assets and liabilities	(227)	(1,621)	4,654
Amounts due from subsidiaries and VIE	(241,519)	(1,727,903)	(378,388)	(14,727)
Amounts due from related parties	(1)	(7)
Net cash provided by operating activities	(254,766)	(1,822,670)	(357,864)	(19,639)
Cash flows from investing activities
Purchase of long-term investments	(1,875)	(13,416)	(190,920)
Net cash used in investing activities	(1,875)	(13,416)	(190,920)
Cash flows from financing activities
Proceeds from initial public offering				1,151,112
Proceeds from follow-on offering			1,151,702
Repurchase of ordinary shares	(58,307)	(417,149)	(108,938)
Proceeds from issuance of the Bond	289,219	2,069,160
Issuance cost of the Bond offering	(4,609)	(32,971)
Proceeds on exercise of stock options	120	858
Net cash provided by financing activities	226,423	1,619,898	1,042,764	1,151,112
Net increase in cash and cash equivalents, and restricted cash	(30,218)	(216,188)	493,980	1,131,473
Cash and cash equivalents and restricted cash at beginning of the year	238,011	1,702,804	1,094,979
Effect of exchange rate changes on cash and cash equivalents	1,446	10,343	113,845	(36,494)
Cash and cash equivalents and restricted cash at end of the year	$ 209,239	¥ 1,496,959	¥ 1,702,804	¥ 1,094,979